Stock-Based Compensation (Details 1) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumptions used in valuing the options granted
Weighted-average grant-date fair value per option (in usd per share)					$ 23.41	$ 14.46
Stock-Based Compensation
Stock option expense					$ 21	$ 13	$ 10
Restricted stock and unit awards expense					79	83	80
Total stock-based compensation expense	$ 19	$ 30	$ 37	$ 47	100	96	90
Tax benefit					$ 38	$ 37	35
Minimum Range [Member]
Assumptions used in valuing the options granted
Risk-free average interest rate					0.10%	0.10%
Dividend yield					1.80%	2.09%
Volatility					18.00%	29.00%
Expected life					6 years 3 months	6 years 1 month 6 days
Maximum Range [Member]
Assumptions used in valuing the options granted
Risk-free average interest rate					2.90%	2.90%
Dividend yield					1.40%	2.07%
Volatility					41.00%	45.00%
Expected life					6 years 2 months 16 days	6 years 2 months 12 days
Group of Individuals Transferred to MHE [Member]
Stock-Based Compensation
Total stock-based compensation expense							$ 5
Restricted Stock [Member]
Stock-Based Compensation
Total stock-based compensation expense	$ 16	$ 24	$ 28	$ 38